Rule 497(e)
                      File Nos. 033 63493 and 811-07367


                  BERGER IPT-100 FUND

           SUPPLEMENT DATED JANUARY 31, 2000
                           TO
     PROSPECTUS DATED MAY 1, 1999, AS SUPPLEMENTED
  MAY 10, 1999, SEPTEMBER 30, 1999 AND JANUARY 3, 2000


     Effective today, the Berger IPT-100 Fund has changed its name to the Berger IPT-Growth Fund.